Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Acquisitions and Divestitures
Acquisitions and Divestitures

Subsequent to December 31, 2018

Privatization of AGT Food and Ingredients Inc.
On February 5, 2019 shareholders of AGT Food & Ingredients Inc. (“AGT”) approved a previously announced management led take-private transaction pursuant to which a buying group, which included the company, would acquire all of the issued and outstanding common shares of AGT not already owned by the buying group for Cdn$18.00 per common share. The company has committed to loan the purchaser entity up to $256.3 (Cdn$350.0) to, among other things, acquire all of the outstanding common shares of AGT (other than those owned by the buying group). Closing of the transaction is subject to receipt of certain regulatory approvals and is expected to occur in the first half of 2019. Upon closing, the company will exchange its holdings of AGT shares (183,700 common shares and 19,000,000 preferred shares with carrying values of $2.2 and $97.0 at December 31, 2018) for an approximate 60% controlling equity interest in the purchaser entity. AGT is one the world's largest suppliers of pulses, staple foods and food ingredients and is listed on the Toronto Stock Exchange.

Additional investment in Consolidated Infrastructure Group
On January 4, 2019 Fairfax Africa acquired an additional 41.2% equity interest in Consolidated Infrastructure Group ("CIG") for $49.7 (696 million South African rand) which increased its total equity interest in CIG to 49.1%. Fairfax Africa will have de facto voting control as CIG's largest shareholder, and as an owner of currently exercisable CIG convertible debentures that, if converted, would provide majority voting control. The company, through its subsidiary Fairfax Africa, will consolidate the assets, liabilities and results of operations of CIG in its consolidated financial reporting in the first quarter of 2019 in the Other reporting segment. CIG is a pan-African engineering infrastructure company listed on the Johannesburg Stock Exchange.

Merger of Grivalia Properties REIC and Eurobank Ergasias S.A.
On November 26, 2018 Grivalia Properties REIC ("Grivalia Properties") and Eurobank Ergasias S.A. (“Eurobank”) announced a planned merger of Grivalia Properties into Eurobank. Shareholders of Grivalia Properties, including the company, will receive a pre-merger dividend of €0.42 per share and approximately 15.8 newly issued Eurobank shares in exchange for each share of Grivalia Properties. Closing of the transaction is subject to shareholder and regulatory approvals and is expected to occur in the second quarter of 2019. At December 31, 2018 the company owned equity interests of approximately 53% and 18% in Grivalia Properties and Eurobank respectively, and expects to own approximately 32% of the merged entity upon closing. Eurobank is a financial services provider in Greece and is listed on the Athens Stock Exchange.

Year ended December 31, 2018

Reorganization of ownership interests in Sporting Life Inc. and Golf Town Limited
On August 31, 2018 the company, together with the respective non-controlling interests, contributed 100% of the ownership interests in Sporting Life and Golf Town to a new holding company. Subsequent to the reorganization, the company holds a controlling 65.1% ownership interest in each of Sporting Life and Golf Town through the new holding company.

Additional investments in Brit Limited
On July 5, 2018 Brit used the proceeds from a $264.6 capital contribution from the company to purchase an 11.2% ownership interest from its minority shareholder (OMERS) for $251.8 and to pay an accrued dividend of $12.8 on the shares purchased. Subsequent to this transaction, the company's ownership interest in Brit was 88.0%. On December 14, 2018 the company increased its ownership interest in Brit to 88.9% through a capital contribution of $126.0 to support Brit's 2019 underwriting plans.

Additional investment in Fairfax Africa Holdings Corporation
On June 18, 2018 Fairfax Africa completed a bought deal secondary public offering of 12,300,000 subordinate voting shares at a price of $12.25 per share, which raised gross proceeds of $150.7 (net proceeds of $148.3 after commissions and expenses). The company acquired 4,100,000 subordinate voting shares for $50.2 through the public offering, and an additional 645,421 subordinate voting shares for $7.6 through open market purchases. These transactions collectively decreased the company's ownership interest and voting interest in Fairfax Africa from 64.2% and 98.8% at December 31, 2017 to 59.2% and 98.3% respectively, and resulted in an increase in non-controlling interests of $86.6 and a dilution gain of $3.9, which are included in other net changes in capitalization in the consolidated statement of changes in equity.

Acquisition of Toys "R" Us (Canada) Ltd.
On May 31, 2018 the company acquired a 100% equity interest in Toys "R" Us (Canada) Ltd. ("Toys "R" Us Canada") from Toys “R” Us - Delaware, Inc. for cash consideration of $41.1 (Cdn$53.3) and an additional investment of $193.7 (Cdn$251.3) that Toys "R" Us Canada used to repay its debtor in possession financing loan. Toys "R" Us Canada is a specialty retailer of toys and baby products with 82 stores across Canada. The assets, liabilities and results of operations of Toys "R" Us Canada were consolidated in the Other reporting segment.

Receipt of Fairfax India Performance Fee
Pursuant to the company's investment advisory agreement with Fairfax India, on March 9, 2018 the company received a performance fee of $114.4 for the period January 30, 2015 to December 31, 2017 in the form of 7,663,685 newly issued Fairfax India subordinate voting shares, which increased the company's equity interest in Fairfax India to 33.6% from 30.2% at December 31, 2017.

Acquisition of certain businesses of Carillion Canada Inc.
On March 7, 2018 the company acquired the services business carried on in Canada by Carillion Canada Inc. and certain affiliates thereof relating to facilities management of airports, commercial and retail properties, defense facilities, select healthcare facilities and on behalf of oil, gas and mining clients. The acquired business was subsequently renamed Dexterra Integrated Facilities Management (“Dexterra”). Dexterra is an infrastructure services company that provides asset management and operations solutions to industries and governments. The assets and liabilities and results of operations of Dexterra were consolidated in the Other reporting segment.

Deconsolidation of Quess Corp Limited
On March 1, 2018 Thomas Cook India entered into a strategic agreement with the founder of Quess Corp Limited ("Quess") that resulted in Quess becoming an associate of Thomas Cook India whereas it was previously a consolidated subsidiary. Accordingly, the company re-measured the carrying value of Quess to its fair value of $1,109.5, recognized a non-cash gain of $889.9 and commenced applying the equity method of accounting. The deconsolidation of Quess reduced non-controlling interests by $212.5 which was included in other net changes in capitalization in the consolidated statement of changes in equity.

Sale of Keg Restaurants Ltd. to Recipe Unlimited Corporation (formerly Cara Operations Limited)
On February 22, 2018 the company completed the sale of its 51.0% ownership interest in The Keg to Recipe for consideration of $74.6 (Cdn$94.7), comprised of cash of $7.9 (Cdn$10.0) and 3,400,000 Recipe subordinate voting shares. The other shareholders of The Keg sold their 49.0% ownership interest to Recipe for $82.7 (Cdn$105.0), comprised of cash of $74.8 (Cdn$95.0) and 401,284 Recipe subordinate voting shares. Recipe may be required to pay up to an additional $23.6 (Cdn$30.0) of cash consideration to the other shareholders of The Keg, contingent on the achievement of certain financial objectives within the first three years subsequent to closing. The transaction increased the company's equity interest in Recipe to 43.2% from 40.2% at December 31, 2017. The company recorded the sale of its ownership interest in The Keg to Recipe as a business combination between entities under common control using predecessor values whereby the company's carrying values for the assets and liabilities of The Keg at the date of the transaction were added to those of Recipe's, with no change to the company's consolidated financial statements. Recipe's acquisition of the remaining 49.0% ownership interest in The Keg was recorded as an equity transaction, with the excess of consideration paid over the carrying value of non-controlling interests in The Keg included in other net changes in capitalization in the consolidated statement of changes in equity.
Acquisition of AIG operations in Uruguay
On January 31, 2018 the company completed the acquisition of the insurance operations of AIG in Uruguay (subsequently renamed SBI Seguros Uruguay S.A. ("SouthBridge Uruguay")) for cash consideration of $5.9. The assets and liabilities and results of operations of SouthBridge Uruguay were consolidated in the Insurance and Reinsurance - Other reporting segment.

The determination of the fair value of assets acquired and liabilities assumed in connection with the acquisitions described above is currently underway and will be finalized within twelve months of the respective acquisition dates. Provisionally recorded amounts primarily include intangible assets, deferred income taxes, goodwill and the excess of fair value of net assets acquired over purchase consideration.

	Toys "R" Us Canada		Other(1)
Acquisition date	May 31, 2018		Throughout 2018
Percentage of common shares acquired	100.0%
Assets:
Insurance contract receivables	—		4.1
Portfolio investments	9.1	(2)	34.3
Recoverable from reinsurers	—		10.0
Deferred income taxes	11.3		1.6
Goodwill and intangible assets(3)	16.8		168.3
Other assets	413.9		130.7
	451.1		349.0
Liabilities:
Accounts payable and accrued liabilities	181.0		102.6
Deferred income taxes	4.4		1.8
Funds withheld payable to reinsurers	—		0.7
Insurance contract liabilities	—		13.9
Borrowings	195.9		22.2
	381.3		141.2
Non-controlling interests	—		4.0
Purchase consideration	41.1		202.4
Excess of fair value of net assets acquired over purchase consideration	28.7		1.4
	451.1		349.0

(1)	Comprised primarily of the acquisitions of Dexterra and AIG's insurance operations in Uruguay, and various acquisitions by Boat Rocker, Recipe and Pethealth.

(2)	Comprised of subsidiary cash and cash equivalents.

(3)	Comprised of goodwill of $146.2 and intangible assets of $38.9 (primarily brand names of $17.3, media content and non-compete agreements at Boat Rocker of $12.1, and customer relationships of $6.1).

Year ended December 31, 2017

Divestiture of First Capital Insurance Limited
On December 28, 2017 the company completed the sale of its 97.7% interest in First Capital to Mitsui Sumitomo Insurance Company Limited of Tokyo, Japan (“Mitsui Sumitomo”) for gross proceeds of $1,683.3 and realized a net after-tax gain of $1,018.6. The transaction was completed pursuant to an agreement with Mitsui Sumitomo to pursue a global strategic alliance. On July 1, 2018 the company entered into a 25% quota share reinsurance agreement to participate in the net underwriting result of First Capital’s insurance portfolio.
Acquisition of Allied World Assurance Holdings AG
On July 6, 2017 the company completed the acquisition of 94.6% of the outstanding shares of Allied World Assurance Company Holdings, AG ("Allied World AG") for purchase consideration of $3,977.9, consisting of $1,905.6 in cash and $2,072.3 by the issuance of 4,799,497 subordinate voting shares. In addition, Allied World AG declared a special pre-closing cash dividend of $5.00 per share ($438.0). Contemporaneously with the closing of the acquisition of Allied World AG, Ontario Municipal Employees Retirement System ("OMERS"), the pension plan manager for government employees in the province of Ontario, Alberta Investment Management Corporation (“AIMCo”), an investment manager for pension, endowment and government funds in the province of Alberta, and certain other third parties (together “the co-investors”) invested $1,580.0 for an indirect equity interest in Allied World AG. The remaining 5.4% of the outstanding shares of Allied World AG were acquired on August 17, 2017 for purchase consideration of $229.0, consisting of $109.7 in cash and $119.3 by the issuance of 276,397 subordinate voting shares, in a merger transaction under Swiss law pursuant to which Allied World Assurance Company Holdings, GmbH ("Allied World") became the surviving entity. This merger resulted in the co-investors holding an indirect ownership interest in Allied World of 32.6%. The co-investors will have a dividend in priority to the company, and the company will have the ability to purchase the shares owned by the co-investors over the next seven years. Allied World is a global property, casualty and specialty insurer and reinsurer.
Quess Corp. Transactions
On December 27, 2017 Quess acquired the facility management and catering business of Manipal Integrated Services Private Limited ("Manipal") for $152.5 (9.8 billion Indian rupees), primarily comprised of the issuance of $117.7 (7.5 billion Indian rupees) of Quess common shares to Manipal shareholders and the reinvestment of $34.3 (2.2 billion Indian rupees) of Quess' existing holdings of Manipal preferred shares upon cancellation of those shares. In November of 2017 Thomas Cook India sold a 5.4% equity interest in Quess for cash proceeds of $96.8 (6.3 billion Indian rupees). On August 18, 2017 Quess raised $132.2 (8.5 billion Indian rupees) in net proceeds following the completion of a private placement of common shares with institutional investors. These transactions at Thomas Cook India and Quess collectively reduced the company's indirect ownership of Quess from 42.1% to 33.1% and resulted in an increase in non-controlling interest of $210.0 and a dilution gain of $135.6, which were included in other net changes in capitalization in the consolidated statement of changes in equity. Quess is a provider of staffing and facilities management services.
Additional investment in Grivalia Properties REIC
On July 4, 2017 the company acquired control of Grivalia Properties REIC ("Grivalia Properties") by increasing its equity interest to 52.6% through the purchase of an additional 10.3% equity interest from Eurobank Ergasias S.A. for cash consideration of $100.0 (€88.0). Accordingly, the company re-measured its equity accounted carrying value of Grivalia Properties to fair value, recorded a net realized gain of $51.3 and commenced consolidating Grivalia Properties in the Other reporting segment. Pursuant to Greek securities law, the company then made a tender offer for all remaining outstanding shares of Grivalia Properties which expired on September 6, 2017, resulting in the company increasing its equity interest by 0.1% to 52.7% for cash consideration of $0.6 (€0.5). Grivalia Properties is a real estate investment company listed on the Athens Stock Exchange.
Acquisition of certain American International Group, Inc. operations in Latin America and Central and Eastern Europe
On October 18, 2016 the company agreed to acquire from American International Group, Inc. ("AIG") its insurance operations in Argentina, Chile, Colombia, Uruguay, Venezuela and Turkey, and certain assets and renewal rights with respect to the portfolio of local business written by AIG Europe in Bulgaria, Czech Republic, Hungary, Poland, Romania and Slovakia, for total consideration of approximately $240.
The company, through Colonnade Insurance, has completed the acquisition of the business and renewal rights of the insurance operations of AIG in Hungary, Czech Republic and Slovakia (effective from April 30, 2017), Turkey (on May 2, 2017 and sold to Gulf Insurance on the same day), Bulgaria (effective from May 31, 2017), Poland (effective from June 30, 2017) and Romania (effective October 31, 2017). Through an ongoing partnership, the company is providing claims handling and run-off management services to AIG in the European countries where business operations were acquired.
The company has completed the acquisition of the insurance operations of AIG in Chile and Colombia (effective from July 31, 2017), Argentina (effective from September 30, 2017) and Uruguay (effective from January 31, 2018) (collectively "Fairfax Latam"), and continues to work through the legal, regulatory and operational requirements to complete the acquisition in Venezuela.
Merger of Fairchem Speciality Limited and Privi Organics Limited
On March 14, 2017 Fairchem Speciality Limited ("Fairchem") and Privi Organics Limited ("Privi Organics") completed their previously announced merger, with the merged entity continuing under the Fairchem name. As a result of the merger, Fairfax India, which had acquired a 44.7% interest in Fairchem on February 8, 2016 and a 50.8% interest in Privi Organics on August 26, 2016, became the dominant shareholder in Fairchem with a 48.7% interest. Prior to the merger, the company consolidated Privi Organics and applied the equity method of accounting to its investment in Fairchem. Subsequent to the merger, the assets and liabilities and results of operations of Fairchem were consolidated in the Other reporting segment.
Investment in Fairfax Africa Holdings Corporation
On February 17, 2017 the company acquired 22,715,394 multiple voting shares in a private placement and 2,500,000 subordinate voting shares as part of the initial public offering of Fairfax Africa Holdings Corporation ("Fairfax Africa") for total cash consideration of $252.2. The company also contributed its 39.6% indirect equity interest in AFGRI Proprietary Limited ("AFGRI") with a fair value of $72.8 to Fairfax Africa in exchange for 7,284,606 multiple voting shares. Through its initial public offering, private placements and exercise of the over-allotment option by the underwriters, Fairfax Africa raised net proceeds of $493.3 after issuance costs and expenses, inclusive of the contribution of the investment in AFGRI. Following those transactions, the company's $325.0 ($10.00 per share) investment represented 98.8% of the voting rights and 64.2% of the equity interest in Fairfax Africa. Fairfax Africa was established, with the support of Fairfax, to invest in public and private equity and debt instruments of African businesses or other businesses with customers, suppliers or business primarily conducted in, or dependent on, Africa. The assets and liabilities and results of operations of Fairfax Africa were consolidated in the Other reporting segment.
Acquisition of Saurashtra Freight Private Limited
On February 14, 2017 Fairfax India acquired a 51.0% interest in Saurashtra Freight Private Limited ("Saurashtra Freight") for cash consideration of $30.0 (2.0 billion Indian rupees). Saurashtra Freight operates a container freight station at the Mundra Port in the Indian state of Gujarat. The assets and liabilities and results of operations of Saurashtra Freight were consolidated in the Other reporting segment.
Investment in Mosaic Capital Corporation
On January 26, 2017 the company invested $114.5 (Cdn$150.0) in securities of Mosaic Capital Corporation ("Mosaic Capital") issued through a private placement comprised of: (i) Cdn$100.0 principal amount of 6.00% senior preferred securities; (ii) Cdn$50.0 principal amount of 5.00% senior secured debentures; and (iii) warrants entitling the company to acquire up to 17,026,106 common shares of Mosaic Capital at a price of Cdn$8.81 per common share at any time until January 26, 2024 (the "Mosaic Capital warrants"). Pursuant to IFRS, the company’s investment in Mosaic Capital warrants represented a potential voting interest of approximately 62% (assuming all holders of Mosaic Capital convertible securities, including the company, exercised their options to convert), giving the company the ability to control Mosaic Capital. Consequently, the assets and liabilities and results of operations of Mosaic Capital were consolidated in the Other reporting segment. Mosaic Capital is a Canadian investment company that owns a portfolio of established businesses in the infrastructure, printing, oil and gas services, technology, manufacturing and real estate industries.
Additional Investment in Fairfax India Holdings Corporation
On January 13, 2017 the company acquired 12,340,500 subordinate voting shares of Fairfax India for $145.0 ($11.75 per share) in a private placement. Through that private placement and a contemporaneous bought deal public offering, Fairfax India raised proceeds of $493.5 net of commissions and expenses. Combined with various open market purchases of Fairfax India subordinate voting shares, the company's multiple voting shares and subordinate voting shares represented 93.6% of the voting rights and 30.2% of the equity interest in Fairfax India at the close of the private placement and public offering. These transactions collectively resulted in an increase in non-controlling interests of $336.3 and a dilution loss of $3.3, which were included in other net changes in capitalization in the consolidated statement of changes in equity.
The fair value of assets acquired and liabilities assumed in connection with the 2017 acquisitions described above are summarized in the table that follows:

	Allied World		Grivalia Properties	Fairfax Latam	Other(1)
Acquisition date	July 6, 2017		July 4, 2017	Throughout 2017	Throughout 2017
Percentage of common shares acquired	94.6%		52.6%	100.0%
Assets:
Insurance contract receivables	1,212.5		—	207.1	0.4
Portfolio investments(2)	8,568.7		139.1	249.3	76.0
Recoverable from reinsurers	2,363.6		—	631.4	0.7
Deferred income taxes	—		0.3	38.2	5.0
Goodwill and intangible assets	1,726.9	(3)	—	24.5	384.1
Other assets	223.5		1,020.4	81.0	290.1
	14,095.2		1,159.8	1,231.5	756.3
Liabilities:
Accounts payable and accrued liabilities	300.7		25.3	198.9	167.4
Income taxes payable	3.4		4.2	15.1	1.1
Deferred income taxes	118.0		—	18.0	4.3
Funds withheld payable to reinsurers	193.5		—	9.8	0.1
Insurance contract liabilities	8,467.7		—	821.8	3.0
Borrowings	860.5		137.6	—	83.9
	9,943.8		167.1	1,063.6	259.8
Non-controlling interests	173.5		470.5	—	8.1
Purchase consideration	3,977.9		519.7	167.9	488.4
Excess of fair value of net assets acquired over purchase consideration	—		2.5	—	—
	14,095.2		1,159.8	1,231.5	756.3

(1)
Comprised primarily of the acquisitions of Mosaic Capital and certain AIG branches in Central and Eastern Europe, the acquisition of Pickle Barrel by Recipe, the acquisition of Saurashtra Freight and the consolidation of Fairchem by Fairfax India, and various acquisitions by Quess, Thomas Cook India, Mosaic Capital and Boat Rocker.

(2)	Included subsidiary cash and cash equivalents of Allied World ($1,195.4, of which $4.8 was restricted), Grivalia Properties ($26.3) and Fairfax Latam ($67.2).

(3)	Comprised of goodwill of $937.9 and intangible assets of $789.0 (primarily broker relationships of $574.0, Lloyd's participation rights of $87.0 and brand names of $71.0).

Allied World contributed income of $1,050.5 and a net loss of $555.4 to the company's consolidated financial results for the year ended December 31, 2017. Had Allied World been acquired on January 1, 2017, the company's pro-forma consolidated income and net earnings would have been $17,514.6 and $1,766.4 for the year ended December 31, 2017.